 Filed Pursuant to Rule 497(e)

File Nos. 333-195493; 811-22961

Merlyn.AI Bull-Rider Bear-Fighter ETF (WIZ)

Merlyn.AI Tactical Growth and Income ETF (SNUG)

each a series of Alpha Architect ETF Trust
 (each a “Fund” and collectively, the “Funds”)

Supplement dated March 3, 2021

to the
 Statement of Additional Information (“SAI”)
 dated January 31, 2021

The website listed on page 2 of the SAI is hereby revised to refer to “www.MerlynETFs.com”.

Please retain this Supplement with your SAI.